Investment Property (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	$ 465,868
Balance, End of Year	717,823	$ 465,868
At cost [member]
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	465,868	465,868
Additions	0	0
Disposal	0	0
Reclassification and effect of change in exchange rate	251,955	0
Balance, End of Year	717,823	465,868
At fair value [member]
Disclosure of detailed information about investment property [line items]
Balance, Beginning of Year	1,402,040	1,145,098
Balance, End of Year	$ 2,213,184	$ 1,402,040